Notes Payable (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes Payable Details Narrative
Interest expense	$ 2,393	$ 2,393
Notes Payable remaining principal balance		$ 25,000